Fixed And Pledged Deposits - Additional Information (Detail) - SGD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Interest Bearing Fixed Deposits ,Effective Interest Rate		3.20%
Pledged deposits amount to a financial institution for securing of bank loans	$ 1.9	$ 1.9
Bottom of range [member]
Statement [Line Items]
Interest Bearing Fixed Deposits ,Effective Interest Rate	1.65%
Tenure Of Fixed Deposits	180 days	90 days
Top of range [member]
Statement [Line Items]
Interest Bearing Fixed Deposits ,Effective Interest Rate	1.85%
Tenure Of Fixed Deposits	365 days	365 days